Equipment Note Payable - Schedule of Maturities of Long-term Debt (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Debt Disclosure [Abstract]
2021	$ 6,299
2022	6,673
2023	6,851
2024	6,705
2025 and thereafter
Total	$ 26,528